S000039680 [Member] Expense Example - Nuveen Short Duration High Yield Municipal Bond Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 337
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	1,296
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	834
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	170
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	$ 1,976